Discontinued operations - Other income and other gain (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Bank interest income	$ 2,039	$ 3,924	$ 472
Net foreign exchange gains/(losses)	320	330	(663)
Sundry income	386	145	76
Other income and other net gain/(losses)	2,745	4,507	430
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Bank interest income	0	19	0
Net foreign exchange gains/(losses)	1	(25)	(26)
Sundry income	45	296	1
Other income and other net gain/(losses)	$ 46	$ 290	$ (25)